Organization and Principal Activities (Details Textual) - USD ($)				1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 17, 2019	Oct. 02, 2019	Feb. 09, 2019	Oct. 28, 2019	Aug. 28, 2018	May 22, 2018	Apr. 13, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Mar. 29, 2019
Organization and Principal Activities (Textual)
Disposal purchase elite in exchange									$ 1,750,000
Purchase Agreement [Member]
Organization and Principal Activities (Textual)
Disposal purchase elite in exchange			$ 1,750,000
British Virgin Islands Corporation [Member]
Organization and Principal Activities (Textual)
Stock issued					50,000
Private placement offering ordinary shares					$ 1.00
Delta Advanced Materials Limited [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary			100.00%
Elite Ride Limited [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary											100.00%
HG Capital Group Limited [Member]
Organization and Principal Activities (Textual)
Disposal purchase elite in exchange							$ 1,750,000
Delta Technology Holdings Limited [Member]
Organization and Principal Activities (Textual)
Stock issued						200
39Pu VIE Agreements [Member]
Organization and Principal Activities (Textual)
Cash paid for consideration	$ 2,400,000	$ 2,400,000		$ 2,400,000
Share value for consideration	10,000,000	10,000,000		10,000,000
Additional cash consideration		$ 600,000
Additional share value amount		4,000,000
Equity interest percentage		51.00%